Amortized Cost or Cost, Gross Unrealized Gains (Losses) and Fair Value of Fixed Maturity and Equity Securities Classified as Available-for-Sale (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Fair value, fixed maturity securities	$ 61,082	$ 62,161	$ 58,295
Fair value, equity securities	490	518	359
Amortized cost or cost, total	55,850	56,555	54,912
Fair value, total	61,572	62,679	58,654
Fixed maturity securities
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	55,404	56,072	54,558
Fair value, fixed maturity securities	61,082	62,161	58,295
Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	4,510	4,484	3,946
Fair value, fixed maturity securities	5,381	5,491	4,863
Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	277	308	564
Fair value, fixed maturity securities	270	294	503
Fixed maturity securities | Government - non-U.S.
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	2,132	2,173	2,017
Fair value, fixed maturity securities	2,345	2,422	2,211
Fixed maturity securities | U.S. corporate
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	22,954	22,873	23,024
Fair value, fixed maturity securities	25,936	26,105	25,258
Fixed maturity securities | Corporate - non-U.S.
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	14,421	14,577	13,156
Fair value, fixed maturity securities	15,540	15,792	13,757
Fixed maturity securities | Residential mortgage-backed
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	5,542	5,744	5,695
Fair value, fixed maturity securities	5,942	6,081	5,695
Fixed maturity securities | Commercial mortgage-backed
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	2,948	3,253	3,470
Fair value, fixed maturity securities	3,056	3,333	3,400
Fixed maturity securities | Other asset-backed
Schedule of Investments [Line Items]
Amortized cost or cost, fixed maturity securities	2,620	2,660	2,686
Fair value, fixed maturity securities	2,612	2,643	2,608
Equity securities
Schedule of Investments [Line Items]
Amortized cost or cost, equity securities	446	483	354
Fair value, equity securities	490	518	359
Not other-than-temporary impairments
Schedule of Investments [Line Items]
Gross unrealized gains	6,179	6,688	5,130
Gross unrealized losses	(414)	(477)	(1,162)
Not other-than-temporary impairments | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized gains	6,132	6,647	5,111
Gross unrealized losses	(411)	(471)	(1,148)
Not other-than-temporary impairments | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Investments [Line Items]
Gross unrealized gains	924	1,025	918
Gross unrealized losses	(53)	(18)	(1)
Not other-than-temporary impairments | Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized gains	14	16	15
Gross unrealized losses	(21)	(30)	(76)
Not other-than-temporary impairments | Fixed maturity securities | Government - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	215	250	196
Gross unrealized losses	(2)	(1)	(2)
Not other-than-temporary impairments | Fixed maturity securities | U.S. corporate
Schedule of Investments [Line Items]
Gross unrealized gains	3,073	3,317	2,542
Gross unrealized losses	(111)	(104)	(325)
Not other-than-temporary impairments | Fixed maturity securities | Corporate - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	1,158	1,262	819
Gross unrealized losses	(39)	(47)	(218)
Not other-than-temporary impairments | Fixed maturity securities | Residential mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	535	549	446
Gross unrealized losses	(82)	(124)	(252)
Not other-than-temporary impairments | Fixed maturity securities | Commercial mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	162	178	157
Gross unrealized losses	(46)	(82)	(179)
Not other-than-temporary impairments | Fixed maturity securities | Other asset-backed
Schedule of Investments [Line Items]
Gross unrealized gains	51	50	18
Gross unrealized losses	(57)	(65)	(95)
Not other-than-temporary impairments | Equity securities
Schedule of Investments [Line Items]
Gross unrealized gains	47	41	19
Gross unrealized losses	(3)	(6)	(14)
Other-than-temporary impairments
Schedule of Investments [Line Items]
Gross unrealized gains	33	37	31
Gross unrealized losses	(76)	(124)	(257)
Other-than-temporary impairments | Fixed maturity securities
Schedule of Investments [Line Items]
Gross unrealized gains	33	37	31
Gross unrealized losses	(76)	(124)	(257)
Other-than-temporary impairments | Fixed maturity securities | U.S. government, agencies and government-sponsored enterprises
Schedule of Investments [Line Items]
Gross unrealized gains	0	0	0
Gross unrealized losses	0	0	0
Other-than-temporary impairments | Fixed maturity securities | Tax-exempt
Schedule of Investments [Line Items]
Gross unrealized gains	0	0	0
Gross unrealized losses	0	0	0
Other-than-temporary impairments | Fixed maturity securities | Government - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	0	0	0
Gross unrealized losses	0	0	0
Other-than-temporary impairments | Fixed maturity securities | U.S. corporate
Schedule of Investments [Line Items]
Gross unrealized gains	20	19	18
Gross unrealized losses	0	0	(1)
Other-than-temporary impairments | Fixed maturity securities | Corporate - non-U.S.
Schedule of Investments [Line Items]
Gross unrealized gains	0	0	0
Gross unrealized losses	0	0	0
Other-than-temporary impairments | Fixed maturity securities | Residential mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	10	13	9
Gross unrealized losses	(63)	(101)	(203)
Other-than-temporary impairments | Fixed maturity securities | Commercial mortgage-backed
Schedule of Investments [Line Items]
Gross unrealized gains	3	5	4
Gross unrealized losses	(11)	(21)	(52)
Other-than-temporary impairments | Fixed maturity securities | Other asset-backed
Schedule of Investments [Line Items]
Gross unrealized gains	0	0	0
Gross unrealized losses	(2)	(2)	(1)
Other-than-temporary impairments | Equity securities
Schedule of Investments [Line Items]
Gross unrealized gains	0	0	0
Gross unrealized losses	$ 0	$ 0	$ 0